Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Equipment

3. Equipment

Equipment consists of the following:

	March 31,	December 31,
	2022	2021

Equipment	$757,322	$603,972
	757,322	603,972
Less accumulated depreciation	(261,093)	(207,078)
Equipment, net	$496,229	$396,894

The total depreciation expense during the three months ended March 31, 2022 and March 31, 2021 was $54,015 and $29,830, respectively.

Pend Oreille Process Plant

On January 25, 2022, the Company entered into a non-binding Memorandum of Understanding (“MOU”) with Teck Resources Limited (“Teck”) for the purchase of a comprehensive package of equipment and parts inventory from its Pend Oreille site (the “Pend Oreille Mill”). The package comprises substantially all processing equipment of value located at the site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at Bunker Hill, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares. The MOU outlined a purchase price under two scenarios, at Teck’s option: an all-cash $2,750,000 purchase price, or a $3,000,000 purchase price comprised of cash and Bunker Hill shares. Each option includes a $500,000 non-refundable deposit, which was paid by the Company in January 2022.

On March 31, 2022, the Company reached an agreement with a subsidiary of Teck to satisfy the remaining purchase price for the Pend Oreille Mill by way of an equity issuance of the Company. Teck will receive 10,416,667 units of the Company (the “Teck Units”) at a deemed issue price of C$0.30 per unit. Each Teck Unit consists of one common share of the Company and one common share purchase warrant (the “Teck Warrants”). Each whole Teck Warrant entitles the holder to acquire one common share at a price of C$0.37 per common share for a period of three years. The equity issuance occurred on May 13, 2022.

4. Equipment

Equipment consists of the following:

	December 31, 2021	December 31, 2020

Equipment	$603,972	$509,279
	603,972	509,279
Less accumulated depreciation	(207,078)	(73,552)
Equipment, net	$396,894	$435,727

The total depreciation expense during the year ended December 31, 2021 was $133,526 (six months ended December 31, 2020 - $52,784 and the year ended June 30, 2020 - $17,577).